Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	2022		2021
Cash and bank accounts	Ps.	2,041,883	Ps.	1,180,817
Short-term investments (1)		49,089,109		24,647,398
Total cash and cash equivalents	Ps.	51,130,992	Ps.	25,828,215

(1) Highly-liquid investments with an original maturity of three months or less at the date of acquisition.